PIMCO Global Diversified Allocation Portfolio Investment Strategy - Administrative Class [Member] - PIMCO Global Diversified Allocation Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Portfolio seeks to achieve its investment objective by investing in a combination of Acquired Funds and/or direct investments and utilizing hedging techniques to manage downside risks and total portfolio volatility. The Portfolio will invest under normal circumstances in a combination of affiliated funds registered under the Investment Company Act of 1940, as amended (the “1940 Act”), equity securities, Fixed Income Instruments, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except other funds of funds and PIMCO California Municipal Opportunistic Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and may also invest in other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the 1940 Act (collectively, “Acquired Funds”). The Portfolio will invest in Acquired Funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. To the extent the Portfolio invests in Underlying PIMCO Funds, PIMCO expects to select such Underlying PIMCO Funds without considering or canvassing the universe of available unaffiliated Acquired Funds. The Portfolio will invest either directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States). The Portfolio’s investments will be utilized, in part, in seeking to limit the Portfolio’s overall volatility. Volatility is a measure of the magnitude of up and down fluctuations in the value of a financial instrument over time and typically results from rapid price swings. Under normal conditions, the Portfolio will seek to target an annualized volatility level of approximately 10%. A higher volatility level indicates more frequent or rapid up and down fluctuations in the value of the Portfolio relative to a lower volatility level. For example, in a more volatile market environment, PIMCO may decrease long derivative positions in volatile assets or assume a short position through derivatives in such assets in an attempt to potentially reduce the Portfolio’s volatility. The Portfolio’s transactions used to target volatility are generally determined by proprietary quantitative models that take into consideration factors that may include asset class volatilities and correlations. The proprietary quantitative models are developed and maintained by PIMCO, and are subject to change over time without notice in PIMCO’s discretion. PIMCO retains discretion to override a model’s recommendation. PIMCO’s use of Acquired Funds and direct investments in seeking to manage volatility will be consistent with the Portfolio’s target asset allocation guidelines described below. There can be no assurance that investment decisions made in seeking to manage Portfolio volatility will achieve the desired results. On average, the Portfolio will target approximately 60% equity-related exposure and 40% Fixed Income Instruments-related exposure; however, the Portfolio may adjust its overall equity exposure in seeking to manage the Portfolio’s overall volatility. The Portfolio will normally limit its equity-related exposure to 15% to 80% of its total assets. The Portfolio will typically seek to gain equity-related exposure by investing (directly or indirectly through Acquired Funds) in derivatives, including, but not limited to, options, futures contracts or swap agreements, common stock, preferred securities and equity securities of real estate investment trusts. With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Portfolio may invest. The Portfolio may invest up to 10% of its total assets in commodity-related investments (including investment in commodity-related Underlying PIMCO Funds). The Portfolio may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Portfolio may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Portfolio may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). In addition, the Portfolio may invest in both investment-grade securities and high yield securities (“junk bonds”), subject to a maximum of 10% of its total assets in securities rated below B by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Portfolio may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. As part of its investment process, PIMCO will seek to reduce exposure to certain downside risks by implementing various hedging transactions. These hedging transactions seek to reduce the Portfolio’s exposure to certain severe, unanticipated market events that could significantly detract from returns. The Portfolio’s hedging transactions are generally determined by a systematic process that seeks to maintain hedge efficacy while reducing the long-term cost of hedging. PIMCO retains discretion to override the output of the systematic process. Additional information for the Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds’ prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.